Disclosures About Fair Value of Financial Instruments - Estimates of Fair Values of Financial Instruments (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Financial assets:
Loans held for sale	$ 0	$ 109,800
Carrying Amount [Member]
Financial assets:
Cash and cash equivalents	31,875,000	15,877,000
Investment securities	199,955,000	178,208,000
Loans held for sale		110,000
Loans	91,537,000	97,206,000
Accrued interest receivable	1,168,000	1,128,000
Financial liabilities:
Deposits	285,877,000	246,462,000
Federal funds purchased and repurchase agreements	20,215,000	18,767,000
Federal Home Loan Bank borrowings	3,516,000	3,606,000
Accrued interest payable	134,000	163,000
Level I [Member]
Financial assets:
Cash and cash equivalents	31,875,000	15,877,000
Investment securities	195,000	205,000
Accrued interest receivable	1,168,000	1,128,000
Financial liabilities:
Deposits	195,135,000	163,526,000
Federal funds purchased and repurchase agreements	20,215,000	18,767,000
Accrued interest payable	134,000	163,000
Level II [Member]
Financial assets:
Investment securities	199,760,000	178,003,000
Loans held for sale		110,000
Financial liabilities:
Deposits	67,308,000	71,510,000
Federal Home Loan Bank borrowings	3,917,000	4,199,000
Level III [Member]
Financial assets:
Loans	91,413,000	98,303,000
Fair Value [Member]
Financial assets:
Cash and cash equivalents	31,875,000	15,877,000
Investment securities	199,955,000	178,208,000
Loans held for sale		110,000
Loans	91,413,000	98,303,000
Accrued interest receivable	1,168,000	1,128,000
Financial liabilities:
Deposits	262,443,000	235,036,000
Federal funds purchased and repurchase agreements	20,215,000	18,767,000
Federal Home Loan Bank borrowings	3,917,000	4,199,000
Accrued interest payable	$ 134,000	$ 163,000